Lord Abbett Balanced Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income and capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Balanced Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Balanced Strategy Fund		Class A		Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.16%		0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.70%		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		1.21%	[1]	1.96%	1.96%	1.06%	0.96%	1.41%	1.56%	1.46%
Management Fee Waiver	[2]	(0.05%)		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.16%		1.91%	1.91%	1.01%	0.91%	1.36%	1.51%	1.41%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period April 1, 2012 through March 31, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	932	1,197	1,952
Class B	694	910	1,253	2,087
Class C	294	610	1,053	2,281
Class F	103	332	580	1,290
Class I	93	301	526	1,173
Class P	138	441	766	1,687
Class R2	154	488	845	1,852
Class R3	144	457	793	1,742

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	932	1,197	1,952
Class B	194	610	1,053	2,087
Class C	194	610	1,053	2,281
Class F	103	332	580	1,290
Class I	93	301	526	1,173
Class P	138	441	766	1,687
Class R2	154	488	845	1,852
Class R3	144	457	793	1,742

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to domestic equity securities and fixed income securities and, to a lesser extent, foreign securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors with a moderate risk tolerance who seek growth of principal along with monthly income.

The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

  Equity securities of large, mid-sized, and small companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth stocks of companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value stocks of companies that the underlying fund’s portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types, including high-yield debt securities, investment grade debt securities, mortgage-related or other asset-backed securities, U.S. Government securities, convertible securities, senior loans, inflation-linked investments, and cash equivalents. A significant portion of the Fund’s fixed income investments may consist of securities that are rated below investment grade (commonly referred to as “high yield” or “junk” bonds).

  Multinational and foreign (including emerging market) securities, including (i) multinational and foreign securities traded outside of the U.S., (ii) securities of multinational and foreign companies that primarily are traded on a U.S. securities exchange, and (iii) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company.

  Derivatives, including swaps, options, forwards, and futures, which the underlying fund may use to protect gains in the underlying fund’s portfolio, hedge against certain risks, efficiently gain investment exposure, or seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds consists of investments in domestic and, to a lesser extent, foreign (including emerging market) equity securities and fixed income securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: The strategies used by the Fund’s portfolio management to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the underlying funds’ portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The Fund uses a “blend” strategy to invest in underlying funds that employ both growth and value stocks, or stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +15.78%	Worst Quarter 4th Q ‘08 -15.60%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices and a group of mutual funds with similar investment objectives as the Fund. The Fund believes that the 40% Russell 1000® Total Return Index/35% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends is a more appropriate index than the Russell 3000® Index and the 60% Russell 3000® Index/40% Barclays Capital U.S. Universal Index, in light of the composition of the Fund’s portfolio under its revised asset allocation strategy. This index more closely reflects the market sectors in which the underlying funds of the Fund invest and therefore the Fund will remove the Russell 3000® Index and the 60% Russell 3000® Index/40% Barclays Capital U.S. Universal Index from the performance table in the future.

The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Balanced Strategy Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(8.97%)	0.33%	3.67%
Class A After Taxes on Distributions	(9.89%)	(0.99%)	2.32%
Class A After Taxes on Distributions and Sale of Fund Shares	(5.54%)	(0.32%)	2.52%
Class B	(7.84%)	0.68%	3.75%
Class C	(4.08%)	0.85%	3.61%
Class F	(3.25%)			0.31%	Sep. 28, 2007
Class I	(3.15%)	1.83%		4.47%	Oct. 19, 2004
Class P	(3.51%)	1.42%		5.98%	Dec. 31, 2002
Class R2	(3.74%)			0.12%	Sep. 28, 2007
Class R3	(3.62%)			(0.10%)	Sep. 28, 2007
40% Russell 1000® Total Return Index/35% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 12/31/2002 (reflects no deduction for fees, expenses, or taxes)	3.01%	3.39%	5.55%	7.07%	Dec. 31, 2002
40% Russell 1000® Total Return Index/35% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	3.01%	3.39%	5.55%	5.57%	Oct. 19, 2004
40% Russell 1000® Total Return Index/35% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	3.01%	3.39%	5.55%	2.36%	Sep. 28, 2007
Russell 3000® Index 12/31/2002 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.75%	Dec. 31, 2002
Russell 3000® Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	4.41%	Oct. 19, 2004
Russell 3000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	(1.97%)	Sep. 28, 2007
60% Russell 3000® Index/ 40% Barclays Capital U.S. Universal Index 12/31/2002 (reflects no deduction for fees, expenses, or taxes)	3.86%	2.95%	4.85%	6.60%	Dec. 31, 2002
60% Russell 3000® Index/ 40% Barclays Capital U.S. Universal Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	3.86%	2.95%	4.85%	5.22%	Oct. 19, 2004
60% Russell 3000® Index/ 40% Barclays Capital U.S. Universal Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	3.86%	2.95%	4.85%	1.88%	Sep. 28, 2007
Lipper Mixed-Asset Target Allocation Moderate Average 12/31/2002 (reflects no deduction for sales charges or taxes)	0.28%	1.54%	4.14%	5.69%	Dec. 31, 2002
Lipper Mixed-Asset Target Allocation Moderate Average 10/31/2004 (reflects no deduction for sales charges or taxes)	0.28%	1.54%	4.14%	4.01%	Oct. 31, 2004	[1]
Lipper Mixed-Asset Target Allocation Moderate Average 9/30/2007 (reflects no deduction for sales charges or taxes)	0.28%	1.54%	4.14%	0.25%	Sep. 30, 2007	[2]
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F, R2 and R3 periods shown.

Lord Abbett Diversified Equity Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the Fund’s prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Diversified Equity Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Diversified Equity Strategy Fund		Class A		Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.27%		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses		0.81%		0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses		1.43%	[1]	2.18%	2.18%	1.28%	1.18%	1.63%	1.78%	1.68%
Management Fee Waiver	[2]	(0.05%)		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.38%		2.13%	2.13%	1.23%	1.13%	1.58%	1.73%	1.63%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period April 1, 2012 through March 31, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Diversified Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	997	1,307	2,186
Class B	716	977	1,365	2,319
Class C	316	677	1,165	2,510
Class F	125	401	697	1,541
Class I	115	370	644	1,427
Class P	161	509	882	1,929
Class R2	176	555	960	2,090
Class R3	166	525	908	1,983

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Diversified Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	997	1,307	2,186
Class B	216	677	1,165	2,319
Class C	216	677	1,165	2,510
Class F	125	401	697	1,541
Class I	115	370	644	1,427
Class P	161	509	882	1,929
Class R2	176	555	960	2,090
Class R3	166	525	908	1,983

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds”– meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to domestic equity securities and, to a limited extent, foreign (including emerging market) securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors with a high risk tolerance who seek long-term capital appreciation.

The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

  Equity securities of large, mid-sized, and small companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth stocks of companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value stocks of companies that the underlying fund’s portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Multinational and foreign (including emerging market) company securities, including (i) multinational and foreign securities traded outside of the U.S., (ii) securities of multinational and foreign companies that primarily are traded on a U.S. securities exchange, and (iii) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company.

  Derivatives, including swaps, options, forwards, and futures, which the underlying fund may use to protect gains in the underlying fund’s portfolio, hedge against certain risks, efficiently gain investment exposure, or seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds consists almost entirely of investments in equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: The strategies used by the Fund’s portfolio management to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the underlying funds’ portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

  Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The Fund uses a “blend” strategy to invest in underlying funds that employ both growth and value stocks, or stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +18.91%	Worst Quarter 3rd Q ‘11 -20.38%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period and the life of the class; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Diversified Equity Strategy Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(13.40%)	(0.96%)	1.06%	Jun. 30, 2006
Class A After Taxes on Distributions	(13.48%)	(1.28%)	0.68%
Class A After Taxes on Distributions and Sale of Fund Shares	(8.61%)	(0.88%)	0.81%
Class B	(12.48%)	(0.64%)	1.32%	Jun. 30, 2006
Class C	(8.79%)	(0.44%)	1.50%	Jun. 30, 2006
Class F	(7.99%)		(2.35%)	Sep. 28, 2007
Class I	(7.86%)	0.56%	2.50%	Jun. 30, 2006
Class P	(8.29%)	0.12%	2.05%	Jun. 30, 2006
Class R2	(8.46%)		(2.49%)	Sep. 28, 2007
Class R3	(8.35%)		(2.72%)	Sep. 28, 2007
Russell 3000® Index 6/30/2006 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	2.08%	Jun. 30, 2006
Russell 3000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	(1.97%)	Sep. 28, 2007
MSCI EAFE Index with Gross Dividends 6/30/2006 (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	(1.44%)	Jun. 30, 2006
MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	(7.79%)	Sep. 28, 2007
MSCI EAFE Index with Net Dividends 6/30/2006 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	(12.14%)	(4.72%)	(1.88%)	Jun. 30, 2006
MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	(12.14%)	(4.72%)	(8.22%)	Sep. 28, 2007
85% Russell 3000® Index/15% MSCI EAFE Index with Gross Dividends 6/30/2006 (reflects no deduction for fees, expenses, or taxes)	(0.96%)	(0.61%)	1.60%	Jun. 30, 2006
85% Russell 3000® Index/15% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(0.96%)	(0.61%)	(2.81%)	Sep. 28, 2007
85% Russell 3000® Index/15% MSCI EAFE Index with Net Dividends 6/30/2006 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	(1.03%)	(0.68%)	1.53%	Jun. 30, 2006
85% Russell 3000® Index/15% MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	(1.03%)	(0.68%)	(2.88%)	Sep. 28, 2007

Lord Abbett Diversified Income Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Diversified Income Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Diversified Income Strategy Fund		Class A		Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.16%		0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.72%		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.23%	[1]	1.98%	1.98%	1.08%	0.98%	1.43%	1.58%	1.48%
Management Fee Waiver	[2]	(0.05%)		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.18%		1.93%	1.93%	1.03%	0.93%	1.38%	1.53%	1.43%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period April 1, 2012 through March 31, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Diversified Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	938	1,207	1,974
Class B	696	917	1,263	2,108
Class C	296	617	1,063	2,302
Class F	105	339	591	1,313
Class I	95	307	537	1,197
Class P	140	448	777	1,709
Class R2	156	494	856	1,874
Class R3	146	463	803	1,764

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Diversified Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	938	1,207	1,974
Class B	196	617	1,063	2,108
Class C	196	617	1,063	2,302
Class F	105	339	591	1,313
Class I	95	307	537	1,197
Class P	140	448	777	1,709
Class R2	156	494	856	1,874
Class R3	146	463	803	1,764

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to fixed income securities and, to a lesser extent, domestic equity securities and foreign (including emerging market) securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors with a low risk tolerance who seek monthly income and limited appreciation of principal.

The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

  Fixed income securities of various types, including high-yield debt securities, investment grade debt securities, mortgage-related or other asset-backed securities, U.S. Government securities, convertible securities, senior loans, inflation-linked investments, and cash equivalents. A significant portion of the Fund’s fixed income investments may consist of securities that are rated below investment grade (commonly referred to as “high yield” or “junk” bonds).

  Equity securities of large, mid-sized, and small companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth stocks of companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value stocks of companies that the underlying fund’s portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Multinational and foreign (including emerging market) company securities, including (i) multinational and foreign securities traded outside of the U.S., (ii) securities of multinational and foreign companies that primarily are traded on a U.S. securities exchange, and (iii) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company.

  Derivatives, including swaps, options, forwards, and futures, which the underlying fund may use to protect gains in the underlying fund’s portfolio, hedge against certain risks, efficiently gain investment exposure, or seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds consists primarily of investments in fixed income securities and, to a lesser extent, domestic equity securities and foreign (including emerging market) securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: The strategies used by the Fund’s portfolio management to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the underlying funds’ portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

  Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The Fund uses a “blend” strategy to invest in underlying funds that employ both growth and value stocks, or stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +13.95%	Worst Quarter 4th Q ‘08 -13.15%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices and a group of mutual funds with similar investment objectives as the Fund. The Fund believes that the 50% Barclays Capital U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000® Total Return Index/10% MSCI EAFE Index with Gross Dividends is a more appropriate index than the Russell 1000® Index, the BofA Merrill Lynch High Yield Master II Constrained Index, the Barclays Capital U.S. Universal Index, and the 45% BofA Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital U.S. Universal Index/15% Russell 1000® Index, in light of the composition of the Fund’s portfolio under its revised asset allocation strategy. This index more closely reflects the market sectors in which the underlying funds of the Fund invest and therefore the Fund will remove the Russell 1000® Index, the BofA Merrill Lynch High Yield Master II Constrained Index, the Barclays Capital U.S. Universal Index, and the 45% BofA Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital U.S. Universal Index/15% Russell 1000® Index from the performance table in the future.

The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Diversified Income Strategy Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(4.76%)	2.79%	3.89%	Jun. 30, 2005
Class A After Taxes on Distributions	(6.40%)	0.81%	2.02%
Class A After Taxes on Distributions and Sale of Fund Shares	(2.86%)	1.26%	2.27%
Class B	(3.55%)	3.18%	4.15%	Jun. 30, 2005
Class C	0.32%	3.34%	4.17%	Jun. 30, 2005
Class F	1.19%		3.93%	Sep. 28, 2007
Class I	1.29%	4.37%	5.20%	Jun. 30, 2005
Class P	0.84%	3.93%	4.82%	Jun. 30, 2005
Class R2	0.71%		3.82%	Sep. 28, 2007
Class R3	0.81%		3.53%	Sep. 28, 2007
50% Barclays Capital U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000® Total Return Index/10% MSCI EAFE Index with Gross Dividends 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	4.21%	5.10%	5.84%	Jun. 30, 2005
50% Barclays Capital U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000® Total Return Index/10% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.21%	5.10%	4.68%	Sep. 28, 2007
Russell 1000® Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	1.50%	(0.02%)	3.16%	Jun. 30, 2005
Russell 1000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.50%	(0.02%)	(2.09%)	Sep. 28, 2007
BofA Merrill Lynch High Yield Master II Constrained Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	4.37%	7.54%	7.71%	Jun. 30, 2005
BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.37%	7.54%	8.04%	Sep. 28, 2007
Barclays Capital U.S. Universal Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	7.40%	6.39%	5.69%	Jun. 30, 2005
Barclays Capital U.S. Universal Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	7.40%	6.39%	6.62%	Sep. 28, 2007
45% BofA Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital U.S. Universal Index/15% Russell 1000® Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	5.31%	6.24%	6.47%	Jun. 30, 2005
45% BofA Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital U.S. Universal Index/15% Russell 1000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	5.31%	6.24%	6.26%	Sep. 28, 2007
Lipper Mixed-Asset Target Allocation Conservative Average 6/30/2005 (reflects no deduction for sales charges or taxes)	1.98%	2.89%	3.70%	Jun. 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Average 9/30/2007 (reflects no deduction for sales charges or taxes)	1.98%	2.89%	2.30%	Sep. 30, 2007	[1]
[1]	Corresponds with Class F, R2 and R3 periods shown.

Lord Abbett Growth & Income Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term capital appreciation and growth of income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Growth & Income Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Growth & Income Strategy Fund		Class A		Class B	Class C	Class F	Class I	Class P		Class R2	Class R3
Management Fees		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%		0.60%	0.50%
Other Expenses		0.19%		0.19%	0.19%	0.19%	0.19%	0.19%		0.19%	0.19%
Acquired Fund Fees and Expenses		0.78%		0.78%	0.78%	0.78%	0.78%	0.78%		0.78%	0.78%
Total Annual Fund Operating Expenses		1.32%	[1]	2.07%	2.07%	1.17%	1.07%	1.52%	[1]	1.67%	1.57%
Management Fee Waiver	[2]	(0.05%)		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.27%		2.02%	2.02%	1.12%	1.02%	1.47%		1.62%	1.52%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period April 1, 2012 through March 31, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Growth & Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	965	1,252	2,070
Class B	705	944	1,309	2,204
Class C	305	644	1,109	2,396
Class F	114	367	639	1,416
Class I	104	335	585	1,301
Class P	150	475	824	1,808
Class R2	165	522	903	1,972
Class R3	155	491	850	1,863

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Growth & Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	965	1,252	2,070
Class B	205	644	1,109	2,204
Class C	205	644	1,109	2,396
Class F	114	367	639	1,416
Class I	104	335	585	1,301
Class P	150	475	824	1,808
Class R2	165	522	903	1,972
Class R3	155	491	850	1,863

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds”– meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, fixed income securities and foreign (including emerging market) securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors with a high risk tolerance who seek a broadly diversified global portfolio with the potential for long-term capital appreciation.

The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

  Equity securities of large, mid-sized, and small companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth stocks of companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value stocks of companies that the underlying fund’s portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types, including high-yield debt securities, investment grade debt securities, mortgage-related or other asset-backed securities, U.S. Government securities, convertible securities, senior loans, inflation-linked investments, and cash equivalents. A significant portion of the Fund’s fixed income investments may consist of securities that are rated below investment grade (commonly referred to as “high yield” or “junk” bonds).

  Multinational and foreign (including emerging market) company securities, including (i) multinational and foreign securities traded outside of the U.S., (ii) securities of multinational and foreign companies that primarily are traded on a U.S. securities exchange, and (iii) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company.

  Derivatives, including swaps, options, forwards, and futures, which the underlying fund may use to protect gains in the underlying fund’s portfolio, hedge against certain risks, efficiently gain investment exposure, or seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds consists primarily of investments in equity securities and, to a lesser extent, fixed income securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: The strategies used by the Fund’s portfolio management to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the underlying funds’ portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

  Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The Fund uses a “blend” strategy to invest in underlying funds that employ both growth and value stocks, or stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +18.83%	Worst Quarter 4th Q ’08 -17.93%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices. The Fund believes that the 55% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index is a more appropriate index than the Russell 3000® Index, the MSCI EAFE Index with Gross/Net Dividends, and the 55% Russell 3000® Index/30% Barclays Capital U.S. Universal Index/15% MSCI EAFE Index with Gross/Net Dividends, in light of the composition of the Fund’s portfolio under its revised asset allocation strategy. This index more closely reflects the market sectors in which the underlying funds of the Fund invest and therefore the Fund will remove the Russell 3000® Index, the MSCI EAFE Index with Gross/Net Dividends, and the 55% Russell 3000® Index/30% Barclays Capital U.S. Universal Index/15% MSCI EAFE Index with Gross/Net Dividends from the performance table in the future.

The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Growth & Income Strategy Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(10.20%)	0.18%	2.89%	Jun. 30, 2005
Class A After Taxes on Distributions	(10.77%)	(0.95%)	1.85%
Class A After Taxes on Distributions and Sale of Fund Shares	(6.40%)	(0.34%)	2.01%
Class B	(9.13%)	0.53%	3.14%	Jun. 30, 2005
Class C	(5.35%)	0.70%	3.15%	Jun. 30, 2005
Class F	(4.58%)		(0.66%)	Sep. 28, 2007
Class I	(4.46%)	1.71%	4.17%	Jun. 30, 2005
Class P	(4.86%)	1.29%	3.77%	Jun. 30, 2005
Class R2	(5.04%)		(0.86%)	Sep. 28, 2007
Class R3	(4.89%)		(1.02%)	Sep. 28, 2007
55% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	1.17%	1.74%	4.34%	Jun. 30, 2005
55% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.17%	1.74%	0.15%	Sep. 28, 2007
Russell 3000® Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.20%	Jun. 30, 2005
Russell 3000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	(1.97%)	Sep. 28, 2007
MSCI EAFE Index with Gross Dividends 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	2.49%	Jun. 30, 2005
MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	(7.79%)	Sep. 28, 2007
MSCI EAFE Index with Net Dividends 6/30/2005 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	(12.14%)	(4.72%)	2.03%	Jun. 30, 2005
MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	(12.14%)	(4.72%)	(8.22%)	Sep. 28, 2007
55% Russell 3000® Index/ 30% Barclays Capital U.S. Universal Index/ 15% MSCI EAFE Index with Gross Dividends 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	1.17%	1.65%	4.21%	Jun. 30, 2005
55% Russell 3000® Index/ 30% Barclays Capital U.S. Universal Index/ 15% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.17%	1.65%	0.11%	Sep. 28, 2007
55% Russell 3000® Index/ 30% Barclays Capital U.S. Universal Index/ 15% MSCI EAFE Index with Net Dividends 6/30/2005 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	1.10%	1.58%	4.14%	Jun. 30, 2005
55% Russell 3000® Index/ 30% Barclays Capital U.S. Universal Index/ 15% MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	1.10%	1.58%	0.04%	Sep. 28, 2007
Lipper Mixed-Asset Target Allocation Growth Average 6/30/2005 (reflects no deduction for sales charges or taxes)	(1.24%)	0.71%	3.22%	Jun. 30, 2005
Lipper Mixed-Asset Target Allocation Growth Average 9/30/2007 (reflects no deduction for sales charges or taxes)	(1.24%)	0.71%	(1.02%)	Sep. 30, 2007	[1]
[1]	Corresponds with Class F, R2 and R3 periods shown.

Lord Abbett Convertible Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the Fund’s prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Convertible Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Convertible Fund		Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.70%	0.70%	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.20%	1.00%	0.87%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	[2]	0.30%	0.30%	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	[2]	1.20%	2.00%	1.87%		1.10%	1.00%	1.45%	1.60%	1.50%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	345	597	870	1,647
Class B	703	927	1,278	2,121
Class C	290	588	1,011	2,190
Class F	112	350	606	1,340
Class I	102	318	552	1,225
Class P	148	459	792	1,735
Class R2	163	505	871	1,900
Class R3	153	474	818	1,791

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	345	597	870	1,647
Class B	203	627	1,078	2,121
Class C	190	588	1,011	2,190
Class F	112	350	606	1,340
Class I	102	318	552	1,225
Class P	148	459	792	1,735
Class R2	163	505	871	1,900
Class R3	153	474	818	1,791

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in convertible securities. Convertible securities may include corporate bonds, debentures, notes, preferred stocks, and other securities that can be exchanged for common stock or other securities that provide an opportunity for equity participation. The Fund also may invest in synthetic convertible securities and convertible structured notes created by other parties such as investment banks. Under normal circumstances, the Fund intends to maintain its average weighted maturity at between five and twenty years.

The Fund uses fundamental, bottom-up research to identify undervalued convertible securities that the Fund believes may maximize total return and potentially reduce downside risk. The Fund attempts to reduce the risks associated with these securities through portfolio diversification, credit analysis, assessment of their risk/return potential, and attention to current developments and trends in interest rates and economic conditions.

The Fund may invest in both investment grade convertible securities and lower-rated (commonly referred to as “high yield” or “junk”) convertible securities or, if unrated, determined by Lord Abbett to be of comparable quality. Reflecting the current universe of convertible securities, a significant portion of the Fund’s convertible securities may be rated below investment grade. The Fund may invest in companies of all sizes and may from time to time invest a significant amount of its assets in securities of small and mid-sized companies.

The Fund may invest up to 20% of its net assets in non-convertible debt or equity securities. In addition, the Fund may invest up to 20% of its net assets in foreign securities that primarily are traded outside of the U.S., including securities of companies that are located in or economically tied to emerging markets.

In addition, the Fund may invest in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Equity Securities Risk: The value of the Fund’s equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause the Fund to produce poor performance relative to other funds, including those that invest exclusively in convertible or other fixed income securities.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized Company Risk: Securities of mid-sized companies generally involve greater risks than investments in larger companies. Mid-sized companies may have limited management experience or depth, limited access to capital, limited products or services, or operate in markets that have not yet been established. Mid-sized company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies (and American Depositary Receipts (“ADRs”)) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Because the Fund’s definition of foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +12.83%	Worst Quarter 3rd Q ’08 -16.39%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Convertible Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(11.07%)	0.59%	3.91%	Jun. 30, 2003
Class A After Taxes on Distributions	(11.90%)	(0.72%)	2.69%
Class A After Taxes on Distributions and Sale of Fund Shares	(7.06%)	(0.19%)	2.72%
Class B	(13.18%)	0.22%	3.53%	Jun. 30, 2003
Class C	(9.63%)	0.41%	3.50%	Jun. 30, 2003
Class F	(8.89%)		(0.50%)	Sep. 28, 2007
Class I	(8.77%)	1.38%	4.56%	Jun. 30, 2003
Class P	(9.24%)	0.93%	4.08%	Jun. 30, 2003
Class R2	(9.37%)		(0.78%)	Sep. 28, 2007
Class R3	(9.28%)		(0.89%)	Sep. 28, 2007
BofA Merrill Lynch All Convertible Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)	(5.18%)	2.10%	5.25%	Jun. 30, 2003
BofA Merrill Lynch All Convertible Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(5.18%)	2.10%	0.63%	Sep. 28, 2007

Lord Abbett Core Fixed Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Core Fixed Income Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Core Fixed Income Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.85%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.22%	0.22%	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.87%	1.67%	1.52%		0.77%	0.67%	1.12%	1.27%	1.17%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Core Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	312	496	696	1,273
Class B	670	826	1,107	1,763
Class C	255	480	829	1,813
Class F	79	246	428	954
Class I	68	214	373	835
Class P	114	356	617	1,363
Class R2	129	403	697	1,534
Class R3	119	372	644	1,420

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Core Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	312	496	696	1,273
Class B	170	526	907	1,763
Class C	155	480	829	1,813
Class F	79	246	428	954
Class I	68	214	373	835
Class P	114	356	617	1,363
Class R2	129	403	697	1,534
Class R3	119	372	644	1,420

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 668.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in debt (or fixed income) securities of various types. The Fund primarily invests in the following types of debt securities:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Investment grade debt securities of U.S. issuers;

  Investment grade debt securities of non-U.S. issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities;

  Inflation-linked investments;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Derivative instruments, including options, futures contracts, forward contracts and swap agreements.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range within two years of the bond market’s duration as measured by the Barclays Capital U.S. Aggregate Bond Index (which was approximately five years as of December 31, 2011).

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +5.43%	Worst Quarter 2nd Q ’04 -2.39%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Core Fixed Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	5.18%	6.26%	5.41%
Class A After Taxes on Distributions	3.32%	4.32%	3.62%
Class A After Taxes on Distributions and Sale of Fund Shares	3.44%	4.24%	3.57%
Class B	2.77%	5.85%	5.13%
Class C	7.03%	6.08%	5.00%
Class F	7.80%			7.29%	Sep. 28, 2007
Class I	7.82%	7.07%	6.01%
Class P	7.41%	6.61%	5.53%
Class R2	7.18%			6.80%	Sep. 28, 2007
Class R3	7.38%			6.91%	Sep. 28, 2007
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.73%	Sep. 28, 2007

Floating Rate Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Floating Rate Fund	Class A		Class B	Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Floating Rate Fund	Class A	Class B	Class C		Class F	Class I	Class R2	Class R3
Management Fees	0.46%	0.46%	0.46%		0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.94%	[1]	0.10%	none	0.60%	0.50%
Other Expenses	0.16%	0.16%	0.16%		0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.82%	1.62%	1.56%		0.72%	0.62%	1.22%	1.12%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Floating Rate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	307	481	670	1,216
Class B	665	811	1,081	1,708
Class C	259	493	850	1,856
Class F	74	230	401	894
Class I	63	199	346	774
Class R2	124	387	670	1,477
Class R3	114	356	617	1,363

If Shares Are Not Redeemed
Expense Example, No Redemption Floating Rate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	307	481	670	1,216
Class B	165	511	881	1,708
Class C	159	493	850	1,856
Class F	74	230	401	894
Class I	63	199	346	774
Class R2	124	387	670	1,477
Class R3	114	356	617	1,363

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve.

Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. However, the Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

The senior loans in which the Fund may invest include bridge loans, novations, assignments, and participations. The Fund may invest in senior loans of any maturity or credit quality, but invests primarily in senior loans that are rated below investment grade (commonly referred to as “lower rated” or “junk” bonds) or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade senior loans. The Fund may invest up to 20% of its net assets in other types of debt securities and short-term instruments.

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and foreign securities, including emerging market securities. The Fund expects that substantially all of the senior loans in which it invests will be U.S. dollar-denominated.

In addition, the Fund may invest up to 10% of its net assets in derivative instruments, including options, futures contracts, and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  High-Yield Securities Risk: Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of high-yield debt securities, or junk bonds, to make principal and interest payments and such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. Lower-rated investments also may be subject to greater price volatility than higher-rated investments.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

  Liquidity Risk: The majority of the Fund’s assets is likely to be invested in securities that are considerably less liquid than those traded on national exchanges. Such securities may be more difficult to value and the prices of senior loans also may be adversely affected by supply-demand imbalances. The frequency and magnitude of such changes cannot be predicted.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Fund’s definition of foreign securities focuses, in the case of a loan, on where the obligor primarily conducts its business operations and, in the case of any other type of security, on where the issuer is incorporated. Accordingly, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities where (1) a loan is issued by an obligor incorporated in a foreign country but primarily conducting its business operations in the United States; (2) a foreign security (other than a loan) is issued by an issuer primarily conducting its business operations in a foreign country but whose jurisdiction of incorporation is the United States; or (3) assuming the set of facts in (1) or (2) above, the loan or other foreign security is denominated in a foreign currency and/or is principally traded on a non-U.S. exchange. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for B shares because the Fund has not issued Class B shares.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +11.57%	Worst Quarter 4th Q ‘08 -17.64%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Floating Rate Fund	1 Year	Life of Class	Inception Date for Performance
Class A	(0.79%)	2.79%	Dec. 31, 2007
Class A After Taxes on Distributions	(2.48%)	0.70%
Class A After Taxes on Distributions and Sale of Fund Shares	(0.52%)	1.14%
Class C	0.71%	2.66%	Dec. 31, 2007
Class F	1.53%	3.53%	Dec. 31, 2007
Class I	1.65%	3.74%	Dec. 31, 2007
Class R2	1.05%	3.44%	Dec. 31, 2007
Class R3	1.16%	3.35%	Dec. 31, 2007
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	1.80%	3.68%	Dec. 31, 2007

Lord Abbett High Yield Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett High Yield Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett High Yield Fund		Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.58%	0.58%	0.58%		0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees		0.20%	1.00%	0.91%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.20%	0.20%	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	[2]	0.98%	1.78%	1.69%		0.88%	0.78%	1.23%	1.38%	1.28%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	For the period April 1, 2012 through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.78%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	323	530	754	1,399
Class B	681	860	1,164	1,884
Class C	272	533	918	1,998
Class F	90	281	488	1,084
Class I	80	249	433	966
Class P	125	390	676	1,489
Class R2	140	437	755	1,657
Class R3	130	406	702	1,545

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	323	530	754	1,399
Class B	181	560	964	1,884
Class C	172	533	918	1,998
Class F	90	281	488	1,084
Class I	80	249	433	966
Class P	125	390	676	1,489
Class R2	140	437	755	1,657
Class R3	130	406	702	1,545

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112.24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in lower-rated debt securities (commonly referred to as “high yield” or “junk” bonds), including corporate debt securities and convertible securities. The Fund may invest up to 20% of its net assets in foreign (including emerging market) securities that primarily are traded outside of the U.S. In addition, the Fund may invest up to 20% of its net assets in municipal securities. The Fund also may invest in senior loans, including bridge loans, novations, assignments, and participations.

In addition, the Fund may invest in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund seeks to achieve high total return through an actively managed, diversified portfolio of investments. The Fund seeks to purchase lower-rated securities with unusual values that the Fund believes present the potential for higher return.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in lower rated debt securities, which may be more volatile and may decline more in price in response to negative issuer developments, general economic conditions, and market movements than higher rated securities. In addition to the risks of overall market movements and risks that are specific to an individual security, the following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  High-Yield Securities Risk: High-yield bonds typically pay a higher yield than higher-rated bonds, but may have greater price fluctuations and have a higher risk of default than higher-rated bonds. High-yield bonds may be subject to greater credit and liquidity risks than higher-rated bonds, which may make high- yield bonds more difficult to sell at a reasonable price or at all, especially during periods of increased market volatility or significant market decline. Some issuers of high-yield bonds may be more likely to default as to principal and interest payments after the Fund purchases their securities. High-yield bonds are considered predominantly speculative by traditional investment standards. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Municipal Securities Risk: Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies (and American Depositary Receipts (“ADRs”)) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Because the Fund’s definition of foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +17.32%	Worst Quarter 4th Q ‘08 -15.68%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett High Yield Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	0.81%	6.34%	7.33%
Class A After Taxes on Distributions	(1.86%)	3.25%	4.29%
Class A After Taxes on Distributions and Sale of Fund Shares	0.67%	3.54%	4.41%
Class B	(1.47%)	5.93%	7.03%
Class C	2.41%	6.06%	6.86%
Class F	3.23%			7.29%	Sep. 28, 2007
Class I	3.38%	7.12%	7.92%
Class P	2.84%	6.63%		8.24%	Dec. 31, 2002
Class R2	2.79%			6.92%	Sep. 28, 2007
Class R3	2.89%			7.03%	Sep. 28, 2007
BofA Merrill Lynch High Yield Master II Constrained Index 12/31/2002 (reflects no deduction for fees, expenses, or taxes)	4.37%	7.54%	8.74%	9.82%	Dec. 31, 2002
BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.37%	7.54%	8.74%	8.04%	Sep. 28, 2007

Lord Abbett Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Income Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Income Fund		Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.50%	0.50%	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.20%	1.00%	0.88%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.17%	0.17%	0.17%		0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		0.87%	1.67%	1.55%		0.77%	0.67%	1.12%	1.27%	1.17%
Management Fee Waiver and/or Expense Reimbursement	[2][3]	(0.09%)	(0.09%)	(0.09%)		(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Management Fee Waiver and/or Expense Reimbursement	[2][3]	0.78%	1.58%	1.46%		0.68%	0.58%	1.03%	1.18%	1.08%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[3]	For the period April 1, 2012 through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, does not exceed an annual rate of 0.58%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	303	488	688	1,265
Class B	661	818	1,099	1,755
Class C	249	481	836	1,838
Class F	69	237	419	946
Class I	59	205	364	826
Class P	105	347	608	1,355
Class R2	120	394	688	1,526
Class R3	110	363	635	1,412

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	303	488	688	1,265
Class B	161	518	899	1,755
Class C	149	481	836	1,838
Class F	69	237	419	946
Class I	59	205	364	826
Class P	105	347	608	1,355
Class R2	120	394	688	1,526
Class R3	110	363	635	1,412

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149.28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities. Such investments primarily include:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities; and

  Inflation-linked investments.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies, including securities of issuers economically tied to emerging market countries;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

In addition, the Fund may invest in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for P shares because the Fund has not issued Class P shares to date.

The bar chart and table include performance of the Fund prior to December 14, 2007, when the Fund operated under the name “Lord Abbett U.S. Government & Government Sponsored Enterprises Fund” and pursued an investment objective of seeking high current income consistent with reasonable risk. Under its prior investment strategy, the Fund primarily invested in U.S. Government securities, and securities issued or guaranteed by government-sponsored enterprises.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective December 14, 2007. The performance of the Fund for periods before December 14, 2007 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ‘09 +13.30%	Worst Quarter 3rd Q ‘08 -6.43%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	3.99%	7.47%	5.80%
Class A After Taxes on Distributions	1.99%	5.46%	4.05%
Class A After Taxes on Distributions and Sale of Fund Shares	2.72%	5.21%	3.92%
Class B	1.72%	7.05%	5.49%
Class C	5.84%	7.24%	5.35%
Class F	6.26%			8.76%	Sep. 28, 2007
Class I	6.75%	8.36%		6.69%	Oct. 19, 2004
Class R2	5.76%			9.18%	Jul. 02, 2008
Class R3	5.89%			8.92%	Jul. 02, 2008
Barclays Capital U.S. Aggregate Bond Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	5.49%	Oct. 19, 2004	[1]
Barclays Capital U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.73%	Sep. 28, 2007	[2]
Barclays Capital U.S. Aggregate Bond Index 7/2/2008 (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	7.00%	Jul. 02, 2008	[3]
Barclays Capital Baa Corporate Bond Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	9.05%	7.90%	7.03%	6.29%	Oct. 31, 2004	[1]
Barclays Capital Baa Corporate Bond Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	9.05%	7.90%	7.03%	8.68%	Sep. 30, 2007	[2]
Barclays Capital Baa Corporate Bond Index 6/30/2008 (reflects no deduction for fees, expenses, or taxes)	9.05%	7.90%	7.03%	10.37%	Jun. 30, 2008	[3]
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F period shown.
[3]	Corresponds with Class R2 and R3 periods shown.

Lord Abbett Inflation Focused Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
As a secondary objective, the Fund seeks current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Inflation Focused Fund	Class A		Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Inflation Focused Fund		Class A	Class C		Class F		Class I	Class R2		Class R3
Management Fees		0.40%	0.40%		0.40%		0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees		0.20%	1.00%	[1]	0.10%		none	0.60%		0.50%
Other Expenses		0.42%	0.42%	[2]	0.42%	[2]	0.42%	0.42%	[2]	0.42%	[2]
Total Annual Fund Operating Expenses		1.02%	1.82%	[2]	0.92%	[2]	0.82%	1.42%	[2]	1.32%	[2]
Management Fee Waiver and/or Expense Reimbursement	[3]	(0.27%)	(0.27%)	[2]	(0.27%)	[2]	(0.27%)	(0.27%)	[2]	(0.27%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver and/or Expense Reimbursement	[3]	0.75%	1.55%	[2]	0.65%		0.55%	1.15%	[2]	1.05%	[2]
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more.
[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[3]	For the period April 20, 2011 through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, if any, do not exceed an annual rate of 0.55%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	516	750	1,421
Class C	258	546	960	2,115
Class F	66	266	483	1,107
Class I	56	235	429	988
Class R2	117	423	751	1,679
Class R3	107	392	698	1,567

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	516	750	1,421
Class C	158	546	960	2,115
Class F	66	266	483	1,107
Class I	56	235	429	988
Class R2	117	423	751	1,679
Class R3	107	392	698	1,567

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from April 20, 2011 (commencement of operations) to November 30, 2011, the Fund’s portfolio turnover rate was 83.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

For purposes of its investment objective, the Fund uses the Consumer Price Index (“CPI”) for All Urban Consumers (“CPI-U”) to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, “Inflation-Linked Investments”) with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term “Inflation Focused” in the Fund’s name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund’s view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund’s assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund may vary depending on inflationary trends and expectations. The Fund may use Inflation-Linked Investments to a greater extent during periods when the Fund’s portfolio management team believes that there will be rising inflation as compared to periods when the portfolio management team believes that inflation will be low, declining, or negative. The Fund will invest the remainder of its assets primarily in fixed income securities of various types, as discussed in more detail below. Because the Fund uses Inflation-Linked Investments as a speculative tool, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

  Inflation-Linked Derivatives. The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund normally may enter into CPI swaps on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which the one party pays an annual fixed rate on some notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives, including options, futures contracts, and swap agreements for speculative or hedging purposes. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund is not registered as or subject to regulation as a commodity pool operator under the Commodity Exchange Act. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover its obligations relating to CPI swaps and other derivative transactions.

  Inflation-Indexed Fixed Income Securities. Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as “linkers”) issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets primarily in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars; and

  Mortgage-backed, mortgage-related and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS).

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other investments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in Inflation-Linked Investments and fixed income securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy, particularly with respect to its Inflation-Linked Investments.

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The success of the Fund’s investment strategies will largely depend on the extent to which the Fund’s portfolio management correctly forecasts inflationary trends and expectations. To the extent that the Fund’s portfolio management incorrectly forecasts inflationary trends and expectations, the Fund may incur additional losses during non-inflationary periods or fail to achieve investment returns that exceed the rate of inflation during inflationary periods.

  Inflation-Linked Investments Risk: Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

  Derivatives Risk: The Fund may invest substantially in inflation-linked derivatives and other types of derivatives for speculative or hedging purposes and is exposed to the risk that the value of a derivative instrument does not move in correlation with the value of an underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives are or will become illiquid and that the counterparty may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund’s high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Therefore, there may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The Fund’s investments in floating or adjustable rate senior loans, many of which are rated below investment grade, are subject to increased credit and liquidity risks.

  Foreign Investments Risk: The Fund’s investment exposure to foreign (which may include emerging market) issuers generally is subject to the risk that the value of securities issued by foreign issuers may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.

  Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Lord Abbett Short Duration Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Short Duration Income Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Short Duration Income Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.26%	0.26%	0.26%		0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.93%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.13%	0.13%	0.13%		0.13%	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.59%	1.39%	1.32%		0.49%	0.39%	0.84%	0.99%	0.89%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Short Duration Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	284	410	547	946
Class B	642	740	961	1,450
Class C	234	418	723	1,590
Class F	50	157	274	616
Class I	40	125	219	493
Class P	86	268	466	1,037
Class R2	101	315	547	1,213
Class R3	91	284	493	1,096

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Short Duration Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	284	410	547	946
Class B	142	440	761	1,450
Class C	134	418	723	1,590
Class F	50	157	274	616
Class I	40	125	219	493
Class P	86	268	466	1,037
Class R2	101	315	547	1,213
Class R3	91	284	493	1,096

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113.45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in various types of short duration debt (or fixed income) securities. Under normal market conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities. Such investments primarily include:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities; and

  Inflation-linked investments.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range between one and three years.

In addition, the Fund may invest in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for P shares because the Fund has not issued Class P shares to date.

The bar chart and table include performance of the Fund prior to December 14, 2007, when the Fund operated under the name “Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund” and pursued an investment objective of seeking a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective December 14, 2007. The performance of the Fund for periods before December 14, 2007 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ‘09 +5.55%	Worst Quarter 2nd Q ‘04 -2.02%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2 and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Short Duration Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	0.75%	5.60%	4.29%
Class A After Taxes on Distributions	(0.80%)	3.89%	2.76%
Class A After Taxes on Distributions and Sale of Fund Shares	0.47%	3.78%	2.75%
Class B	(1.59%)	5.15%		3.60%	May 02, 2003
Class C	2.42%	5.30%	3.77%
Class F	3.25%			6.43%	Sep. 28, 2007
Class I	3.35%	6.44%		5.18%	Oct. 19, 2004
Class R2	2.97%			5.45%	Jul. 21, 2009
Class R3	2.88%			5.53%	Jul. 21, 2009
Barclays Capital 1-3 Year Government/Credit Bond Index 5/2/2003 (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%	3.33%	May 02, 2003
Barclays Capital 1-3 Year Government/Credit Bond Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%	3.58%	Oct. 19, 2004
Barclays Capital 1-3 Year Government/Credit Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%	3.61%	Sep. 28, 2007
Barclays Capital 1-3 Year Government/Credit Bond Index 7/21/2009 (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%	2.31%	Jul. 21, 2009

Lord Abbett Total Return Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 224 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Total Return Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Total Return Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.42%	0.42%	0.42%		0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.85%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.21%	0.21%	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.83%	1.63%	1.48%		0.73%	0.63%	1.08%	1.23%	1.13%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	308	484	675	1,227
Class B	666	814	1,087	1,719
Class C	251	468	808	1,768
Class F	75	233	406	906
Class I	64	202	351	786
Class P	110	343	595	1,317
Class R2	125	390	676	1,489
Class R3	115	359	622	1,375

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	308	484	675	1,227
Class B	166	514	887	1,719
Class C	151	468	808	1,768
Class F	75	233	406	906
Class I	64	202	351	786
Class P	110	343	595	1,317
Class R2	125	390	676	1,489
Class R3	115	359	622	1,375

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 607.17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing primarily in investment grade debt securities. The Fund may invest up to 20% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). In addition, the Fund may invest up to 20% of its net assets in non-U.S. (including emerging market) debt securities denominated in foreign currencies.

The Fund generally may invest in the following types of debt securities:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Corporate debt securities;

  Mortgage-backed and other asset-backed securities;

  Inflation-linked investments; and

  Senior loans, including bridge loans, novations, assignments, and participations.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range within two years of the bond market’s duration as measured by the Barclays Capital U.S. Aggregate Bond Index (which was approximately five years as of December 31, 2011).

In addition, the Fund may invest in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +6.23%	Worst Quarter 2nd Q ’04 -2.29%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Total Return Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	4.75%	6.36%	5.61%
Class A After Taxes on Distributions	2.20%	4.22%	3.70%
Class A After Taxes on Distributions and Sale of Fund Shares	3.40%	4.23%	3.69%
Class B	2.35%	5.93%	5.33%
Class C	6.51%	6.16%	5.20%
Class F	7.31%			7.41%	Sep. 28, 2007
Class I	7.40%	7.16%	6.21%
Class P	6.92%	6.68%	5.77%
Class R2	6.78%			6.93%	Sep. 28, 2007
Class R3	6.89%			7.03%	Sep. 28, 2007
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.73%	Sep. 28, 2007
Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	7.40%	6.39%	6.01%	6.62%	Sep. 28, 2007